Note 3 - Loans - Loans by Class Modified as Troubled Debt Restructurings (Details) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019 USD ($)	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017 USD ($)
Financing Receivable, Modifications, Number of Contracts	0	1	0	0	3
Pre-Modification Outstanding Recorded Investment		$ 161			$ 1,030
Post-Modification Outstanding Recorded Investment		$ 59			$ 1,030
Commercial Portfolio Segment [Member]
Financing Receivable, Modifications, Number of Contracts					2
Pre-Modification Outstanding Recorded Investment					$ 518
Post-Modification Outstanding Recorded Investment					$ 518
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Modifications, Number of Contracts		1			1
Pre-Modification Outstanding Recorded Investment		$ 161			$ 512
Post-Modification Outstanding Recorded Investment		$ 59			$ 512